Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT.
Disclosure of changes in property, plant and equipment

($ millions)	Oil and Gas Properties	Plant and Equipment	Total

Cost

At December 31, 2016	34 141	73 537	107 678

Additions	1 235	5 875	7 110

Acquisitions (note 32)	25	310	335

Changes in decommissioning and restoration	821	22	843

Disposals and derecognition	—	(884)	(884)

Foreign exchange adjustments	(13)	(256)	(269)

Reclassified from assets held for sale (note 34)	—	35	35

At December 31, 2017	36 209	78 639	114 848

Additions	1 221	3 958	5 179

Transfers from exploration and evaluation	31	—	31

Acquisitions (notes 31, 32 and 36)	289	948	1 237

Changes in decommissioning and restoration	85	(22)	63

Disposals and derecognition	(375)	(4 785)	(5 160)

Foreign exchange adjustments	385	291	676

At December 31, 2018	37 845	79 029	116 874

Accumulated provision

At December 31, 2016	(16 062)	(20 357)	(36 419)

Depreciation and depletion	(1 916)	(3 514)	(5 430)

Disposals and derecognition	—	368	368

Foreign exchange adjustments	3	126	129

Reclassified from assets held for sale (note 34)	—	(3)	(3)

At December 31, 2017	(17 975)	(23 380)	(41 355)

Depreciation and depletion	(1 739)	(3 849)	(5 588)

Disposals and derecognition	255	4 545	4 800

Foreign exchange adjustments	(324)	(162)	(486)

At December 31, 2018	(19 783)	(22 846)	(42 629)

Net property, plant and equipment

December 31, 2017	18 234	55 259	73 493

December 31, 2018	18 062	56 183	74 245

	December 31, 2018			December 31, 2017

($ millions)	Cost	Accumulated Provision	Net Book Value	Cost	Accumulated Provision	Net Book Value

Oil Sands	80 295	(22 654)	57 641	79 625	(22 664)	56 961

Exploration and Production	21 867	(14 075)	7 792	21 007	(12 990)	8 017

Refining and Marketing	13 627	(5 092)	8 535	13 137	(4 906)	8 231

Corporate, Energy Trading and Eliminations	1 085	(808)	277	1 079	(795)	284

	116 874	(42 629)	74 245	114 848	(41 355)	73 493